Derivative financial instruments (Details) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019
Breakdown of fair value amount of derivative financial instruments [Abstract]
Loss on cash flow hedges	$ 30,043	$ 29,320
Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	4,004		$ 5,230
Liabilities	$ 340,507		298,744
Interest Rate Derivatives [Member] | Euros [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Percent of notional amount of debt hedged in next 12 months	100.00%
Percentage of notional amount of debt hedged in year two	75.00%
Interest Rate Derivatives [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	$ 1,454		1,619
Liabilities	340,507		298,744
Loss on cash flow hedges	(30,000)	$ (29,300)
After-tax result accumulated in equity	46,800		73,800
Foreign Exchange Derivative Instruments [Member] | Cash Flow Hedge [Member]
Breakdown of fair value amount of derivative financial instruments [Abstract]
Assets	2,550		3,610
Liabilities	$ 0		$ 0